Dividends - Additional Information (Details) - EUR (€) € / shares in Units, € in Thousands			1 Months Ended
	May 24, 2023	Jun. 01, 2022	Jul. 31, 2023
Dividend [Line Items]
Dividends paid, per share	€ 0.054
Dividends paid	€ 14,294		€ 3,842
Dividend payable date	Jul. 17, 2023
Shareholders of record date	Jun. 06, 2023
Other Reserves
Dividend [Line Items]
Dividends paid, per share		€ 0.051
Dividends paid		€ 13,500
Dividend payable date		Jul. 13, 2022
Shareholders of record date		Jun. 14, 2022